Insurance Contract Liabilities and Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Insurance Contracts [Abstract]
Disclosure of insurance contract liabilities
Insurance contract liabilities consist of the following:

As at December 31, 2021	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$28,205	$5,150	$12,982	$860	$47,197
Individual non-participating life and health	15,735	14,196	11,774	329	42,034
Group life and health	11,682	5,580	34	17	17,313
Individual annuities	9,538	16	5	4,729	14,288
Group annuities	18,765	5	69	—	18,839
Insurance contract liabilities before other policy liabilities	83,925	24,947	24,864	5,935	139,671
Add: Other policy liabilities(2)	3,559	1,847	2,523	211	8,140
Total insurance contract liabilities	$87,484	$26,794	$27,387	$6,146	$147,811

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $771 for Individual participating life, $207 for Individual non-participating life and health, $4,546 for Individual annuities, and $164 for Other policy liabilities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2020	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$25,839	$5,374	$11,981	$952	$44,146
Individual non-participating life and health	15,533	15,010	12,183	373	43,099
Group life and health	11,167	5,578	40	23	16,808
Individual annuities	10,497	22	5	5,382	15,906
Group annuities	17,670	7	97	—	17,774
Insurance contract liabilities before other policy liabilities	80,706	25,991	24,306	6,730	137,733
Add: Other policy liabilities(2)	3,521	1,807	2,499	213	8,040
Total insurance contract liabilities	$84,227	$27,798	$26,805	$6,943	$145,773

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $851 for Individual participating life, $237 for Individual non-participating life and health, $5,162 for Individual annuities, and $163 for Other policy liabilities.
(2) Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.
Changes in Insurance contract liabilities and Reinsurance assets are as follows:

For the years ended December 31,	2021			2020
	Insurance contract liabilities	Reinsurance assets	Net	Insurance contract liabilities	Reinsurance assets	Net
Balances before Other policy liabilities and assets as at January 1,	$137,733	$3,126	$134,607	$123,894	$3,395	$120,499
Change in balances on in-force policies	(1,642)	(18)	(1,624)	9,919	(107)	10,026
Balances arising from new policies	3,948	74	3,874	5,004	82	4,922
Method and assumption changes	131	(142)	273	(63)	(179)	116
Increase (decrease) in Insurance contract liabilities and Reinsurance assets	2,437	(86)	2,523	14,860	(204)	15,064
Other(1)	—	(109)	109	—	—	—
Foreign exchange rate movements	(499)	(26)	(473)	(1,021)	(65)	(956)
Balances before Other policy liabilities and assets	139,671	2,905	136,766	137,733	3,126	134,607
Other policy liabilities and assets	8,140	778	7,362	8,040	717	7,323
Total Insurance contract liabilities and Reinsurance assets, December 31	$147,811	$3,683	$144,128	$145,773	$3,843	$141,930

(1) Recapture of reinsurance contracts.
The following tables show the total assets supporting liabilities for the product lines shown (including insurance contract and investment contract liabilities) and assets supporting equity and other:

As at December 31, 2021	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$26,715	$5,374	$9,559	$5,932	$4,801	$52,381
Individual non-participating life and health	23,716	1,947	13,885	2,614	8,310	50,472
Group life and health	7,598	30	9,556	92	3,677	20,953
Individual annuities	10,314	40	6,435	—	907	17,696
Group annuities	9,612	111	9,198	24	1,305	20,250
Equity and other	10,772	1,611	3,059	447	27,733	43,622
Total assets	$88,727	$9,113	$51,692	$9,109	$46,733	$205,374
As at December 31, 2020	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$25,574	$4,601	$8,992	$4,950	$5,331	$49,448
Individual non-participating life and health	24,810	1,611	14,208	2,052	10,132	52,813
Group life and health	7,789	61	9,354	36	3,112	20,352
Individual annuities	11,979	47	6,219	—	1,185	19,430
Group annuities	9,598	48	8,142	—	909	18,697
Equity and other	9,339	263	3,031	478	23,239	36,350
Total assets	$89,089	$6,631	$49,946	$7,516	$43,908	$197,090
Changes in the balances of our insurance contract liabilities and investment contract liabilities, including the net transfers to (from) segregated funds, as well as changes in our reinsurance assets, consist of the following:

For the years ended December 31,	2021	2020
Increase (decrease) in insurance contract liabilities	$2,437	$14,860
Decrease (increase) in reinsurance assets	86	204
Increase (decrease) in investment contract liabilities	(22)	61
Net transfer to (from) segregated funds	(351)	(1,825)
Total changes in insurance contract liabilities, investment contract liabilities and reinsurance assets	$2,150	$13,300

Schedule of impacts of method and changes in assumptions on insurance contract liabilities
Impacts of method and assumption changes on Insurance contract liabilities, net of Reinsurance assets, are as follows:

For the year ended December 31, 2021	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(89)	Updates to reflect mortality/morbidity experience in all jurisdictions.
Policyholder behaviour	219	Updates to policyholder behaviour in all jurisdictions. The largest item was in U.S. In-force Management.
Expenses	(202)	Updates to reflect expense experience and margins in all jurisdictions. The largest item was a reduction in expense margins.
Investment returns	416
Updates to various investment-related assumptions across the Company. The largest items were the updates to promulgated Ultimate Reinvestment Rate, promulgated maximum net credit spreads, and a reduction to the best estimate real estate assumption in all jurisdictions.

Model enhancements and other	(71)	Various enhancements and methodology changes across all jurisdictions.
Total impact	$273

For the year ended December 31, 2020	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$113	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were unfavourable mortality impacts in individual life and health in Canada and In-force Management in the U.S., partially offset by favourable group disability government pension plan offsets in Canada.
Policyholder behaviour	207	Updates to policyholder behaviour in all jurisdictions. The largest item was in In-force Management in the U.S.
Expenses	(28)	Updates to reflect expense experience in all jurisdictions.
Investment returns	(10)	Updates to various investment-related assumptions across the Company.
Model enhancements and other	(166)	Various enhancements and methodology changes across all jurisdictions.
Total impact	$116

Schedule of investment contract liabilities
Investment contract liabilities consist of the following:

As at December 31, 2021	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$4	$4
Individual non-participating life and health	—	235	2	237
Individual annuities	2,487	1	37	2,525
Group annuities	—	602	—	602
Total investment contract liabilities	$2,487	$838	$43	$3,368

For the year ended December 31, 2021, Investment contract liabilities of $3,368 are comprised of investment contracts with DPF of $872, investment contracts without DPF measured at amortized cost of $2,487, and for investment contracts without DPF measured at fair value of $9.

As at December 31, 2020	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$5	$5
Individual non-participating life and health	—	269	2	271
Individual annuities	2,690	—	35	2,725
Group annuities	—	188	—	188
Total investment contract liabilities	$2,690	$457	$42	$3,189

For the year ended December 31, 2020, Investment contract liabilities of $3,189 are comprised of investment contracts with DPF of $497, investment contracts without DPF measured at amortized cost of $2,690, and investment contracts without DPF measured at fair value of $2.

Schedule of reconciliation of changes in investment contract liabilities	Changes in investment contract liabilities without “DPF” are as follows:

For the years ended December 31,	2021		2020
	Measured at fair value	Measured at amortized cost	Measured at fair value	Measured at amortized cost
Balance as at January 1	$2	$2,690	$2	$2,612
Deposits	—	303	—	467
Interest	—	60	—	59
Withdrawals	—	(570)	—	(457)
Fees	—	(7)	—	(7)
Change in fair value	7	—	—	—
Other	—	10	—	16
Foreign exchange rate movements	—	1	—	—
Balance as at December 31	$9	$2,487	$2	$2,690
Changes in investment contract liabilities with DPF are as follows:

For the years ended December 31,	2021	2020
Balance as at January 1	$497	$502
Change in liabilities on in-force policies	(89)	2
Acquisitions (Note 3)	471	—
Foreign exchange rate movements	(7)	(7)
Balance as at December 31	$872	$497

Disclosure of claims and benefits paid
Gross claims and benefits paid consist of the following:

For the years ended December 31,	2021	2020
Maturities and surrenders	$3,205	$2,993
Annuity payments	2,017	1,979
Death and disability benefits	4,876	4,594
Health benefits	7,246	6,913
Policyholder dividends and interest on claims and deposits	1,378	1,828
Total gross claims and benefits paid	$18,722	$18,307